PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 131.1%
Bank Loans 11.0%
Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.620%(c)	11/06/24	2,199	$2,197,343
Chemicals 1.2%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000(c)	01/31/24	486	486,099
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	3.740(c)	07/01/26	1,485	1,477,500
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.256(c)	06/26/25	3,632	3,631,935
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.690(c)	06/26/26	1,000	1,001,250
				6,596,784
Computers 1.3%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	124	129,350
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.865(c)	09/30/24	4,406	4,413,770
Peraton Corp.,
Term Loan^	—(p)	02/01/28	525	524,723
Term Loan^	—(p)	08/03/28	925	923,464

Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR + 3.500%	3.726(c)	03/05/27	1,243	1,236,288
				7,227,595
Electric 0.4%
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,118	2,025,982
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.615(c)	06/30/25	748	752,988

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction 0.0%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000%(c)	10/06/23	60	$69,763
Entertainment 0.5%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24	2,185	2,191,243
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.865(c)	08/14/24	295	290,457
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000(c)	05/11/26	522	558,288
				3,039,988
Insurance 0.2%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.115(c)	11/03/23	247	246,565
Second Lien Term Loan B-3, 1 Month LIBOR + 5.250%	5.365(c)	01/31/28	1,050	1,079,313
				1,325,878
Media 0.3%
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.115(c)	05/01/26	1,287	1,275,202
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	647	647,558
				1,922,760
Oil & Gas 0.9%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	3,340	3,696,963
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	568	542,261
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	784	784,929
				5,024,153

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.2%
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750%(c)	10/01/27	850	$845,750
Retail 0.2%
Bass Pro Group LLC, Term Loan	—(p)	03/31/28	1,225	1,218,875
Software 2.9%
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	770	771,347
Championx Holding, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	1,400	1,409,001
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.365(c)	02/06/26	2,382	2,385,573
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	3,793	3,750,245
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	500	501,875
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	675	691,313
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	775	774,516
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.370(c)	03/03/28	3,025	3,052,730
Term Loan B-3, 1 Month LIBOR + 3.750%	3.870(c)	06/30/26	3,376	3,368,898
				16,705,498
Telecommunications 2.4%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.510(c)	05/27/24	2,209	2,097,421
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	07/14/21	688	696,458
Tranche B-5 Term Loan	8.625	01/02/24	4,795	4,864,926

West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	3,457	3,401,649

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250%(c)	09/21/27	719	$719,887
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.865(c)	06/10/27	1,766	1,774,219
				13,554,560

Total Bank Loans (cost $61,325,207)				62,507,917
Corporate Bonds 117.0%
Advertising 0.8%
Lamar Media Corp., Gtd. Notes, 144A	3.625	01/15/31	300	296,502
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28	1,075	990,249
Sr. Unsec’d. Notes(aa)	5.750	08/15/26	1,125	967,667

Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	2,355	2,524,739
				4,779,157
Aerospace & Defense 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.150	05/01/30	2,450	2,854,825
Sr. Unsec’d. Notes	5.805	05/01/50	3,150	4,061,389

Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	500	580,681
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	1,200	1,269,694
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	1,350	1,512,010
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	2,000	2,053,163
Gtd. Notes, 144A	4.625	01/15/29	800	788,000
				13,119,762

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.2%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500%	11/01/26	525	$566,592
Sr. Sec’d. Notes, 144A	5.750	02/01/29	750	777,606
				1,344,198
Airlines 0.1%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	575	603,409
Apparel 0.5%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	500	529,761
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.500	05/15/25	1,200	1,268,837
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	450	461,283
Gtd. Notes, 144A	6.375	05/15/25	550	587,849
				2,847,730
Auto Manufacturers 2.5%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	419	456,799
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	3,675	3,713,365
Sr. Unsec’d. Notes	5.291	12/08/46	3,300	3,493,960
Sr. Unsec’d. Notes	9.000	04/22/25	1,200	1,451,112
Sr. Unsec’d. Notes	9.625	04/22/30	565	801,260
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	408,931
Sr. Unsec’d. Notes	5.584	03/18/24	310	335,628

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	7.750	10/15/25	1,000	1,083,084
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	295	306,526
Sr. Sec’d. Notes, 144A(aa)	9.500	05/01/25	775	866,888

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,100	1,202,697
				14,120,250

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	2,725	$2,760,056
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	275	305,079
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)(mm)	6.250	04/01/25	600	618,164
Gtd. Notes(aa)	6.250	03/15/26	686	702,415
Gtd. Notes(aa)	6.500	04/01/27	1,000	1,044,155
Gtd. Notes	6.875	07/01/28	206	218,934

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,090	946,731
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	500	515,500
Gtd. Notes, 144A(aa)	6.500	06/01/26	2,665	2,783,093
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	200	209,616
Sr. Unsec’d. Notes	5.625	06/15/28	195	207,522

Tenneco, Inc., Sr. Sec’d. Notes, 144A	7.875	01/15/29	400	448,286
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	1,000	981,554
				11,741,105
Banks 1.1%
CIT Group, Inc., Sub. Notes(aa)	6.125	03/09/28	1,500	1,872,604
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	625	622,215
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	700	748,965
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	3,105,435
				6,349,219
Building Materials 2.8%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	900	922,313
Gtd. Notes, 144A	8.000	04/15/26	1,675	1,737,790

Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	275	296,628

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Griffon Corp., Gtd. Notes	5.750%	03/01/28	1,255	$1,317,423
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	701	714,158
Sr. Sec’d. Notes, 144A	6.250	05/15/25	300	321,441
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	205	217,458
Gtd. Notes, 144A(aa)	5.750	09/15/26	775	807,157

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	975	1,067,793
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,200	1,248,924
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	625	597,288
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	875	901,991
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,975	2,055,549
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	370	382,516
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	230	244,017
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,400	1,484,991
U.S. Concrete, Inc.,
Gtd. Notes(aa)(mm)	6.375	06/01/24	1,300	1,332,793
Gtd. Notes, 144A	5.125	03/01/29	450	463,186
				16,113,416
Chemicals 4.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43	2,125	2,828,382
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	550	534,346
Chemours Co. (The),
Gtd. Notes(aa)(mm)	7.000	05/15/25	1,970	2,030,273
Gtd. Notes, 144A	5.750	11/15/28	1,225	1,254,240

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,255	2,125,346
HB Fuller Co., Sr. Unsec’d. Notes	4.250	10/15/28	375	382,816
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	900	961,582
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	400	396,215

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Minerals Technologies, Inc., Gtd. Notes, 144A	5.000%	07/01/28	435	$453,447
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	1,505	1,600,661
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,138,609
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,400	1,432,213
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	2,050	1,868,972
Sr. Sec’d. Notes, 144A	10.875	08/01/24	505	502,729

Tronox Finance PLC, Gtd. Notes, 144A(aa)	5.750	10/01/25	940	970,875
Tronox, Inc.,
Gtd. Notes, 144A	6.500	04/15/26	2,425	2,506,094
Sr. Sec’d. Notes, 144A	6.500	05/01/25	725	775,439
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	460	475,511
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	425	419,422
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	1,225	1,216,012
Sr. Sec’d. Notes, 144A	9.500	07/01/25	625	707,126
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A	4.875	06/15/27	600	621,857
Gtd. Notes, 144A	5.625	10/01/24	100	109,310
				25,311,477
Commercial Services 4.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	775	771,258
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	430	455,110
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,400	2,647,935
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	775	788,055
Gtd. Notes, 144A	4.625	10/01/27	400	416,616

Brink’s Co. (The), Gtd. Notes, 144A(aa)	5.500	07/15/25	850	900,742
Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	350	354,216

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Gartner, Inc., (cont’d.)
Gtd. Notes, 144A	4.500%	07/01/28	285	$299,421

Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250	05/01/25	4,500	4,724,634
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.500	10/01/21	161	161,404
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.000	04/15/22	270	270,775
Gtd. Notes, 144A	5.625	10/01/28	700	738,553
Gtd. Notes, 144A	5.875	10/01/30	425	459,291

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	205	214,176
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.000	07/15/30	675	699,844
Gtd. Notes(aa)	4.875	01/15/28	7,025	7,429,451
Gtd. Notes(aa)(mm)	5.250	01/15/30	1,425	1,566,875

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	3,950	4,240,192
				27,138,548
Computers 2.7%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	9.750	09/01/26	4,585	4,876,576
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	5.875	06/15/21	1,942	1,944,941
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	2,002	2,076,600
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	558,478
Gtd. Notes, 144A	5.250	10/01/30	350	363,449
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	1,045,495
Gtd. Notes, 144A	8.125	04/15/25	350	380,914
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	375	398,133
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	3,775	3,872,097
				15,516,683

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.7%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	375	$397,141
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	1,400	1,428,196
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,800	1,732,215
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	125	131,442
				3,688,994
Diversified Financial Services 3.8%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	1,075	1,101,391
Antares Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	3.950	07/15/26	350	356,510
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.875	07/15/24	720	758,821
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	100	103,859
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	700	696,664
LPL Holdings, Inc., Gtd. Notes, 144A(aa)	5.750	09/15/25	1,280	1,317,800
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,275	1,301,228
Gtd. Notes, 144A	5.500	08/15/28	2,645	2,728,280
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,850	1,949,537

Navient Corp., Sr. Unsec’d. Notes	6.625	07/26/21	150	152,314
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30	500	484,585
Gtd. Notes	6.625	01/15/28	500	568,091
Gtd. Notes(aa)	6.875	03/15/25	350	394,547
Gtd. Notes(aa)	7.125	03/15/26	5,898	6,820,628
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	568,586
Gtd. Notes, 144A	5.375	10/15/25	800	840,408

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PHH Mortgage Corp., Sr. Sec’d. Notes, 144A	7.875%	03/15/26	400	$407,000
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31	900	893,427
				21,443,676
Electric 4.6%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,100	1,084,861
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,953,823
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	6,001,040
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	86	80,571
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	314	251,065
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,825	2,998,949
Gtd. Notes	7.250	05/15/26	75	77,997
Gtd. Notes, 144A	3.375	02/15/29	200	196,979
Gtd. Notes, 144A	3.625	02/15/31	600	590,963
Gtd. Notes, 144A	5.250	06/15/29	400	423,689
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,708,607
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,135	2,284,086
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,100	1,146,759
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,700	7,000,388
				25,799,777
Electrical Components & Equipment 0.4%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	650	703,673
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,130	1,255,045
				1,958,718

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750%	10/15/25	575	$614,670
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	260	260,975
				875,645
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(aa)	6.500	01/15/26	600	628,023
Engineering & Construction 1.1%
AECOM,
Gtd. Notes(aa)	5.125	03/15/27	1,940	2,124,224
Gtd. Notes	5.875	10/15/24	675	747,251

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	700	778,937
TopBuild Corp.,
Gtd. Notes, 144A	5.625	05/01/26	1,931	1,997,997
Sr. Unsec’d. Notes, 144A	3.625	03/15/29	500	501,779
				6,150,188
Entertainment 5.8%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	1,162	900,270
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	1,770	1,887,509
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	1,410	1,494,194
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	545	594,000

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	3,425	3,403,301
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	291,564
Cedar Fair LP, Gtd. Notes	5.250	07/15/29	600	606,243
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Gtd. Notes, 144A	6.500	10/01/28	675	716,185

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625%	04/15/26	2,275	$2,416,735
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	600	635,395
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,110	2,332,036

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	2,500	2,601,265
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A	5.750	06/15/26	200	211,142
Mohegan Gaming & Entertainment, Sec’d. Notes, 144A	8.000	02/01/26	600	593,226
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,200	1,235,212
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,000	1,075,270
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	2,630	2,745,732
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28	200	211,927
Gtd. Notes, 144A(aa)	7.250	11/15/29	992	1,077,809
Gtd. Notes, 144A	8.250	03/15/26	3,225	3,415,746
Gtd. Notes, 144A	8.625	07/01/25	1,375	1,480,213
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24	1,212	1,214,459
Gtd. Notes, 144A	5.500	04/15/27	525	536,081
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	905,352
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	298,190
				32,879,056
Foods 4.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(aa)	3.500	03/15/29	1,550	1,488,214
Gtd. Notes, 144A	4.625	01/15/27	425	440,052
Gtd. Notes, 144A(aa)	4.875	02/15/30	600	621,261

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	1,200	1,257,394
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	875	864,465

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500%	04/15/25	225	$234,261
Sr. Sec’d. Notes, 144A	4.625	11/15/28	125	129,022
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(aa)	6.500	04/15/29	1,025	1,153,033
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/15/30	1,950	2,182,234
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	1,550	1,673,914
Gtd. Notes	4.875	10/01/49	1,075	1,258,018
Gtd. Notes	5.000	07/15/35	325	390,364
Gtd. Notes	5.000	06/04/42	450	526,209
Gtd. Notes	5.200	07/15/45	300	358,989
Gtd. Notes	5.500	06/01/50	1,050	1,332,256
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	50	51,022
Gtd. Notes, 144A(aa)	5.875	09/30/27	4,800	5,147,495
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,375	1,396,007
Gtd. Notes, 144A	5.625	01/15/28	111	116,591
Gtd. Notes, 144A	5.750	03/01/27	1,350	1,413,777

SEG Holding LLC/SEG Finance Corp., Sr. Sec’d. Notes, 144A	5.625	10/15/28	25	26,597
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Sec’d. Notes, 144A	4.625	03/01/29	325	329,153
U.S. Foods, Inc., Sr. Unsec’d. Notes, 144A	4.750	02/15/29	425	431,005
				22,821,333
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25	600	656,858
Sr. Unsec’d. Notes(aa)	5.625	05/20/24	225	248,995
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,659,953
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	675	762,257
				5,328,063
Healthcare-Services 6.6%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	150	152,438

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.125%	02/15/29	325	$321,113
Centene Corp., Sr. Unsec’d. Notes(aa)	4.250	12/15/27	1,050	1,093,192
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	6.875	04/15/29	425	435,987
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,325	1,263,700
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,575	2,617,896
Encompass Health Corp.,
Gtd. Notes	4.625	04/01/31	225	239,051
Gtd. Notes(aa)	4.750	02/01/30	540	571,851
HCA, Inc.,
Gtd. Notes(aa)	5.625	09/01/28	3,700	4,301,443
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	5,095,837

MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	1,355	1,431,180
Molina Healthcare, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/22	1,610	1,700,179
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	650	698,134
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	4,300	4,633,650
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	1,195	1,329,444
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	2,775	2,920,529
Sec’d. Notes	5.125	05/01/25	300	303,154
Sec’d. Notes, 144A	6.250	02/01/27	1,350	1,424,925
Sr. Sec’d. Notes, 144A(aa)	4.875	01/01/26	1,118	1,157,608
Sr. Unsec’d. Notes	6.750	06/15/23	3,475	3,750,601
Sr. Unsec’d. Notes	6.875	11/15/31	1,250	1,370,030
Sr. Unsec’d. Notes	7.000	08/01/25	800	829,090
				37,641,032
Home Builders 5.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	2,608	2,953,082
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,350	1,410,713
Gtd. Notes	7.250	10/15/29	2,675	2,977,371

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	1,875	$1,897,626
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	859,851
Gtd. Notes, 144A	6.375	05/15/25	300	307,401

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,725	1,849,201
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	650	680,219
Gtd. Notes, 144A	8.000	04/15/24	1,025	1,072,019
KB Home,
Gtd. Notes	4.800	11/15/29	425	457,169
Gtd. Notes(aa)	6.875	06/15/27	1,800	2,119,332

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,455,572
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	425	445,980
Gtd. Notes(aa)	5.625	08/01/25	1,000	1,037,767
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	900	934,978
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,131,030

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,748	3,071,704
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	350	359,579
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	250	292,422
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	250	258,587
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	225	231,151

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	425	443,591
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	449,368
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,800	3,025,381
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	455	488,752

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625%	03/01/24	1,873	$2,026,789
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	315	350,374
				32,587,009
Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	180,149
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	425	415,620
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25	575	592,250
Gtd. Notes, 144A	5.000	10/01/29	250	266,291
				1,454,310
Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	1,125	1,192,060
Internet 0.3%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	425	423,528
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	635,735

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	525	521,713
				1,580,976
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,245	2,423,489
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	1,200	1,177,510
				3,600,999

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.7%
Carnival Corp.,
Sr. Unsec’d. Notes, 144A	5.750%	03/01/27	550	$558,311
Sr. Unsec’d. Notes, 144A	7.625	03/01/26	25	26,276
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	980	1,141,837
Sr. Sec’d. Notes, 144A	12.250	05/15/24	135	160,397
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	575	531,609

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	5.250	11/15/22	150	152,691
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	7.000	02/15/29	350	355,147
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	202,069
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	675	669,551
				3,797,888
Lodging 2.7%
Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26	630	652,032
Gtd. Notes	6.375	04/01/26	700	722,717
Gtd. Notes, 144A	8.625	06/01/25	500	551,197

Full House Resorts, Inc., Sr. Sec’d. Notes, 144A	8.250	02/15/28	325	344,492
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	250	250,772
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.875	01/15/30	400	430,904
Gtd. Notes, 144A	3.625	02/15/32	850	837,265
Gtd. Notes, 144A	4.000	05/01/31	1,025	1,037,324
Gtd. Notes, 144A	5.375	05/01/25	300	315,365
Gtd. Notes, 144A	5.750	05/01/28	325	352,069

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	625	650,000
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	250	250,000
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	300	346,451
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	375	394,140
Gtd. Notes(aa)	4.750	10/15/28	1,475	1,538,679

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes(aa)	5.500%	04/15/27	1,061	$1,150,769
Gtd. Notes(aa)(mm)	6.750	05/01/25	2,325	2,486,783

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	700	697,314
Travel + Leisure Co., Sr. Sec’d. Notes, 144A	4.625	03/01/30	575	596,656
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,000	1,018,952
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	800	835,033
				15,458,914
Machinery-Diversified 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.125	12/15/28	175	176,924
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	200	203,977
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	2,475	2,598,765
Vertical US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	651,606
				3,631,272
Media 8.7%
Beasley Mezzanine Holdings LLC, Sr. Sec’d. Notes, 144A	8.625	02/01/26	355	359,239
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	4,050	4,085,600
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	2,425	2,491,567
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,300	2,398,406
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	1,046,675
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	3,150	3,393,473
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	500	517,089
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(aa)	9.250	02/15/24	3,666	3,834,956
Sr. Sec’d. Notes, 144A	5.125	08/15/27	400	406,608
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	1,127,599
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	778,190
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	4,858,967

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27	5,755	$2,964,871
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26	2,145	1,517,459
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28	740	775,635
Gtd. Notes(aa)	7.750	07/01/26	4,310	4,736,383
Gray Television, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	450	449,991
Gtd. Notes, 144A	7.000	05/15/27	1,625	1,775,475
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	50	52,993
Sr. Sec’d. Notes	6.375	05/01/26	200	211,579

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	580,466
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	500	528,042
Sr. Unsec’d. Notes, 144A	4.750	11/01/28	775	791,253
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	620,944
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	1,000	1,050,047
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	350	343,809
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	300	304,675

Scripps Escrow, Inc., Gtd. Notes, 144A(aa)(mm)	5.875	07/15/27	1,190	1,238,630
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	1,200	1,227,063
Townsquare Media, Inc., Sr. Sec’d. Notes, 144A	6.875	02/01/26	225	235,425
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	800	800,873
Sr. Sec’d. Notes, 144A	6.625	06/01/27	3,460	3,633,546

Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	275	276,970
				49,414,498
Mining 3.1%
Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A(aa)	9.500	06/01/24	1,366	1,522,376

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875%	03/01/26	300	$313,488
Gtd. Notes, 144A	6.875	10/15/27	700	759,241
Gtd. Notes, 144A	7.250	04/01/23	2,100	2,142,252
Gtd. Notes, 144A	7.500	04/01/25	2,305	2,386,555

Freeport-McMoRan, Inc., Gtd. Notes(aa)	4.375	08/01/28	1,075	1,145,562
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	1,075	1,165,600
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A	4.500	04/01/26	400	405,392
Gtd. Notes, 144A	6.125	04/01/29	500	538,786
Gtd. Notes, 144A	7.625	01/15/25	2,575	2,682,254

IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A	5.750	10/15/28	875	903,729
New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.375	05/15/25	455	469,604
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	1,280	1,347,870
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	925	964,168
Gtd. Notes, 144A	5.875	09/30/26	550	573,682
				17,320,559
Miscellaneous Manufacturing 2.6%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	575	609,622
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	820,410
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,975	1,854,221
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	550	503,002
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3,605	3,238,009
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	6,900	7,167,296

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	222	225,953
				14,418,513
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	710	698,879

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 10.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	975	$1,013,979
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	3,515
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	1,900	1,888,336
Gtd. Notes(aa)	5.625	06/01/23	925	926,460
Gtd. Notes, 144A	7.625	02/01/29	1,175	1,252,195
Gtd. Notes, 144A	8.375	07/15/26	250	274,134
Apache Corp.,
Sr. Unsec’d. Notes	4.375	10/15/28	450	462,213
Sr. Unsec’d. Notes	4.750	04/15/43	575	561,558
Sr. Unsec’d. Notes	5.100	09/01/40	1,250	1,284,711
Sr. Unsec’d. Notes	5.250	02/01/42	75	78,184
Sr. Unsec’d. Notes	5.350	07/01/49	115	114,545
Sr. Unsec’d. Notes	7.750	12/15/29	100	116,683
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	752	963,191
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	25	25,135
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	390,824
Gtd. Notes, 144A	5.875	02/01/29	400	426,971

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	2,403	2,365,096
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,208,869
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,875	2,008,046
Comstock Resources, Inc., Sr. Unsec’d. Notes, 144A	6.750	03/01/29	700	725,926
Continental Resources, Inc.,
Gtd. Notes	4.900	06/01/44	375	374,803
Gtd. Notes, 144A	5.750	01/15/31	300	338,191

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	581,057
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25	1,925	2,063,782
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	1,925	1,966,428

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Endeavor Energy Resources LP/EER Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	5.750%	01/30/28	975	$1,031,145
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	300	315,010
EQT Corp.,
Sr. Unsec’d. Notes(aa)	3.900	10/01/27	1,475	1,530,028
Sr. Unsec’d. Notes	5.000	01/15/29	275	301,961
Sr. Unsec’d. Notes	8.500	02/01/30	250	326,808
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	1,075	1,096,626
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	280,434
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	275	279,627
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,731,914
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	575	583,890
Gtd. Notes, 144A	7.125	02/01/27	1,802	1,891,574
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	425	377,479
Gtd. Notes, 144A	7.500	01/15/28	775	668,934

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	4,325	3,443,159
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23	825	806,371
Sr. Unsec’d. Notes(aa)	2.900	08/15/24	1,375	1,337,905
Sr. Unsec’d. Notes	3.200	08/15/26	25	23,913
Sr. Unsec’d. Notes	3.450	07/15/24	1,175	1,174,792
Sr. Unsec’d. Notes	4.500	07/15/44	150	134,251
Sr. Unsec’d. Notes	5.550	03/15/26	75	79,968
Sr. Unsec’d. Notes	5.875	09/01/25	125	135,596
Sr. Unsec’d. Notes	6.125	01/01/31	525	581,897
Sr. Unsec’d. Notes	6.450	09/15/36	1,000	1,141,549
Sr. Unsec’d. Notes	6.625	09/01/30	475	543,512
Sr. Unsec’d. Notes	8.875	07/15/30	125	159,865
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34	800	988,279
Gtd. Notes	6.500	02/01/38	450	547,111
Gtd. Notes	6.625	08/15/37	200	244,678

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.250	05/15/25	695	677,630
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	2,560	2,481,116
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	475	469,826

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes	5.000%	03/15/23	1,523	$1,531,156
Gtd. Notes	9.250	02/01/26	1,325	1,442,279
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	6.000	04/15/27	775	805,820
Gtd. Notes, 144A	4.500	05/15/29	600	599,990
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,820	1,219,334
Gtd. Notes, 144A	7.500	01/15/26	3,250	2,135,075
Gtd. Notes, 144A	8.000	02/01/27	850	536,042
WPX Energy, Inc.,
Sr. Unsec’d. Notes(aa)	5.250	09/15/24	1,825	2,033,782
Sr. Unsec’d. Notes(aa)	5.250	10/15/27	1,225	1,310,909
				58,416,067
Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,275	1,348,390
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29	625	625,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	491,339
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,075	1,113,475

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	235	254,281
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	275	278,494
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	175	182,839
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	558,561
Gtd. Notes, 144A(aa)	6.625	05/13/27	975	1,052,417

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	365	372,388
				6,277,184

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 2.7%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	525	$525,354
Gtd. Notes, 144A	6.125	08/01/28	670	711,617

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,500	1,662,241
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,000	1,020,267
Gtd. Notes, 144A	5.000	02/15/29	450	456,776
Gtd. Notes, 144A(aa)	5.250	01/30/30	750	762,001
Gtd. Notes, 144A	5.250	02/15/31	1,275	1,294,585
Gtd. Notes, 144A	6.125	04/15/25	4,600	4,709,045
Gtd. Notes, 144A	6.250	02/15/29	2,110	2,248,667
Gtd. Notes, 144A(aa)	7.000	01/15/28	825	891,685

Cheplapharm Arzneimittel GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500	01/15/28	250	255,227
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	775	827,805
				15,365,270
Pipelines 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(aa)	5.375	09/15/24	530	535,833
Gtd. Notes, 144A	5.750	01/15/28	2,425	2,442,802

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.625	12/15/25	275	295,812
Cheniere Energy Partners LP, Sr. Unsec’d. Notes, 144A	4.000	03/01/31	1,175	1,181,790
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	10/15/28	3,250	3,378,834
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,456,643
Gtd. Notes	5.625	07/15/27	510	551,959

Energy Transfer Operating LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	1,039,373
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	85	87,639
Sr. Unsec’d. Notes	5.500	07/15/28	50	51,738
Sr. Unsec’d. Notes, 144A(aa)	6.000	07/01/25	955	1,008,989
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,368,422

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875%	01/15/29	375	$405,656
Gtd. Notes(aa)	7.000	08/01/27	750	795,258

Hess Midstream Operations LP, Gtd. Notes, 144A	5.625	02/15/26	100	103,523
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	25	28,477
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	1,000	1,334,417

Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	335	349,693
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	2,750	3,046,703
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	51	51,263
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,954	2,956,915
Gtd. Notes, 144A	6.000	12/31/30	425	423,876
Gtd. Notes, 144A	7.500	10/01/25	200	213,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	208,139
Gtd. Notes(aa)	5.375	02/01/27	1,575	1,634,911
Gtd. Notes	5.500	03/01/30	150	160,342
Gtd. Notes(aa)	6.500	07/15/27	1,000	1,077,817
Gtd. Notes, 144A	4.000	01/15/32	600	588,250
Gtd. Notes, 144A	4.875	02/01/31	250	256,269
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	608,735
Sr. Unsec’d. Notes	4.000	07/01/22	250	255,307
Sr. Unsec’d. Notes	4.350	02/01/25	75	76,780
Sr. Unsec’d. Notes(aa)	5.300	02/01/30	2,375	2,571,678
Sr. Unsec’d. Notes	5.450	04/01/44	50	53,366
Sr. Unsec’d. Notes	5.500	08/15/48	75	77,077
				30,677,481
Real Estate 1.5%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	2,200	2,320,906
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	2,000	2,060,649

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	425	$421,844
Gtd. Notes, 144A	4.375	02/01/31	675	673,333
Gtd. Notes, 144A	5.375	08/01/28	340	357,481

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26	2,225	2,282,858
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.750	01/15/29	200	200,659
				8,317,730
Real Estate Investment Trusts (REITs) 3.8%
Diversified Healthcare Trust,
Gtd. Notes(aa)	9.750	06/15/25	2,150	2,420,526
Sr. Unsec’d. Notes	4.750	02/15/28	1,125	1,113,480
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	550	558,403
Gtd. Notes, 144A(aa)	5.250	05/01/25	1,600	1,630,259

Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Gtd. Notes, 144A	3.750	12/15/27	375	373,816
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/30	325	346,490
Gtd. Notes	5.375	04/15/26	475	545,350

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H(aa)	3.375	12/15/29	1,000	1,005,994
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(aa)	4.500	01/15/28	2,000	2,115,272
Gtd. Notes, 144A	4.625	06/15/25	245	259,652
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	152,740
Gtd. Notes(aa)	5.000	10/15/27	2,325	2,466,856
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28	1,375	1,449,373
Sr. Sec’d. Notes, 144A(aa)(mm)	7.500	06/01/25	1,940	2,102,915

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	325	320,979
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	3.125	02/01/29	500	485,951

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875%	02/15/25	1,605	$1,719,709
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,235	1,273,641
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,000	1,048,982
				21,390,388
Retail 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	3,075	2,998,619
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	275	279,806
Brinker International, Inc.,
Gtd. Notes, 144A(aa)(mm)	5.000	10/01/24	1,250	1,299,455
Sr. Unsec’d. Notes	3.875	05/15/23	250	250,606

Caleres, Inc., Gtd. Notes	6.250	08/15/23	100	100,425
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	1,450	1,539,541
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20(d)	975	561,733
Sr. Unsec’d. Notes	8.625	06/15/20(d)	3,275	1,678,808

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	275	274,137
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	2,004	2,036,929
L Brands, Inc., Gtd. Notes	5.625	10/15/23	595	644,209
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	225	228,149
Murphy Oil USA, Inc., Gtd. Notes, 144A	3.750	02/15/31	325	324,810
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	1,100	1,079,221
PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23	2,625	2,629,430
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	150	151,360

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., (cont’d.)
Gtd. Notes(aa)(mm)	5.625%	12/01/25	1,900	$1,958,939
Sec’d. Notes, 144A	8.750	04/30/25	300	333,178
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,885	1,915,473
Sr. Unsec’d. Notes	5.875	03/01/27	675	706,926

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.000	07/15/26	975	1,040,525
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	525	558,276
				22,590,555
Semiconductors 0.4%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	430	449,553
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	3.875	09/01/22	1,090	1,142,142
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	880	907,500
				2,499,195
Software 1.0%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	1,643	1,631,069
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	500	540,446
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	1,410	1,436,113
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.250	01/31/26	810	834,088
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A	5.375	12/01/28	350	361,325
Sr. Sec’d. Notes, 144A	3.500	02/15/28	625	613,685

Rocket Software, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/29	475	474,756
				5,891,482

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 7.9%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A	6.000%	02/15/28	125	$122,356
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	1,165	1,215,566
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	1,025	1,097,562
CommScope, Inc.,
Gtd. Notes, 144A	7.125	07/01/28	795	833,747
Sr. Sec’d. Notes, 144A	6.000	03/01/26	460	483,562

Digicel Group 0.5 Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	420	413,748
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,050	1,099,797
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	549,955

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	6,168	5,673,800
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	815	968,921
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	2,160	1,382,474
Gtd. Notes, 144A	9.750	07/15/25(d)	4,135	2,650,388

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23(d)	1,035	49,226
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25	3,695	3,683,183
Level 3 Financing, Inc., Gtd. Notes, 144A	3.750	07/15/29	1,600	1,595,289
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,960,284
Sr. Unsec’d. Notes, 144A	4.500	01/15/29	1,125	1,121,928
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	1,200	1,435,625
Sr. Unsec’d. Notes, Series T(aa)	5.800	03/15/22	1,150	1,192,543
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,930	2,308,605
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	700	885,614
Gtd. Notes	8.750	03/15/32	706	1,049,619
Sprint Corp.,
Gtd. Notes(aa)	7.625	02/15/25	2,425	2,885,697
Gtd. Notes(aa)	7.875	09/15/23	1,794	2,071,158

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

T-Mobile USA, Inc., Gtd. Notes(aa)	6.500%	01/15/26	4,055	$4,188,753
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	900	918,000
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	420	449,092

Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	429	439,534
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	119,424
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	1,800	1,858,085
				44,703,535
Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	200	203,646
Gtd. Notes, 144A	6.250	05/01/25	180	193,285
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,800	2,957,029
				3,353,960

Total Corporate Bonds (cost $643,015,922)				662,838,183

	Shares
Common Stocks 3.1%
Electric Utilities 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	1,286,180
Keycon Power Holdings LLC*^	2,600	403,000
		1,689,180
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	22,321	387,827
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp.*	285,928	12,632,299
Chesapeake Energy Corp. Backstop Commitment*	1,644	69,340

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Extraction Oil & Gas, Inc.*	80,502	$2,708,892
Frontera Energy Corp. (Colombia)	2,066	10,317
		15,420,848

Total Common Stocks (cost $7,571,478)		17,497,855

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure
CEC Entertainment, Inc., expiring 02/15/22 (cost $0)	24,208	21,787

Total Long-Term Investments (cost $711,912,607)		742,865,742

	Shares
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,616,110)(wb)	3,616,110	3,616,110

TOTAL INVESTMENTS 131.7% (cost $715,528,717)		746,481,852
Liabilities in excess of other assets (31.7)%		(179,831,714)

Net Assets 100.0%		$566,650,138

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP—Debtor-In-Possession
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,813,971 and 0.9% of net assets.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2021 (unaudited) (continued)
(aa)	Represents security, or a portion thereof, with aggregate value of $219,559,289 segregated as collateral for amount of $180,000,000 borrowed and outstanding as of February 28, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(mm)	Represents security, or a portion thereof, in connection with the rehypothecation of portfolio securities with an aggregate value of $14,634,827 as of February 28, 2021.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Unfunded loan commitment outstanding at February 28, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 1.375%(c), Maturity Date 05/01/25 (cost $320,952)^	324	$320,944	$—	$(9)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).